Capital Management - Summary Of Net Debt And Corresponding Gearing Ratios (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Debt And Corresponding Gearing Ratios [Abstract]
Borrowings and lease liabilities	R$ 637,484	R$ 469,609
Debentures	835,230	406,538
Total debt	1,472,714	876,147	R$ 867,024
Cash	(109,922)	(68,407)	(153,218)
Securities purchased under agreements to resell	(654,057)	(488,809)	(420,958)
Certificate deposits (Securities)	(123,817)	(69,647)	R$ (261,317)
Net debt	584,918	249,284
Total equity	7,153,396	2,084,777
Total capital	7,738,313	2,334,061
Gearing ratio %	R$ 756	R$ 1,068